Janus Henderson International Dividend Fund Average Annual Total Returns - Class D Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended	161 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World ex-USA IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.85%	9.46%	8.55%	8.16%
Class D | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		26.53%	9.83%	7.98%	7.90%
Class D | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		18.39%	8.65%	7.15%	7.15%
Class D | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		29.24%	11.08%	8.94%	8.85%
Performance Inception Date	Aug. 01, 2012